Share Capital and Capital Surplus - Summary of Capital Surplus (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Statement of changes in equity [abstract]
Share premium	₩ 463,825	₩ 463,825
Gain on disposal of treasury shares	808,994	808,994
Other capital surplus	421,753	385,531
Capital surplus	₩ 1,694,572	₩ 1,658,350